Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
2019
Operating lease right-of-use assets	$1,466

Current portion of obligations under operating leases	$513
Long-term portion of obligations under operating leases	953
Total obligations under operating leases	$1,466

Lessee, Financing Lease Assets and Liabilities [Table Text Block]
	2019	2018
Leased property under finance leases	$11,758	$11,442
Less accumulated amortization	(5,880)	(5,374)
Leased property under finace leases, net	$5,878	$6,068

Current portion of obligations under finance leases	$295	$236
Long-term portion of obligations under finance leases	555	688
Total obligations under finance leases	$850	$924

Lease, Cost [Table Text Block]
	2019	2018
Operating lease cost:
Rental expense	$775	$562

Finance lease cost:
Depreciation expense on right-of-use assets	$506	$373
Interest expense on lease liabilities	43	49
Total finance lease cost	$549	$422

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating	Total
2020	$332	$575	$907
2021	285	513	798
2022	87	323	410
2023	29	154	183
2024	18	27	45
Thereafter	420	-	420
Total lease payments	1,171	1,592	2,763
Less imputed interest	321	126	447
Total	850	1,466	2,316
Less: current portion of obligations under leases	295	513	808
Long-term portion of obligations under leases	$555	$953	$1,508

Schedule Of Future Minimum Lease Payments [Table Text Block]
	Finance	Operating	Total
2019	$277	$563	$840
2020	277	483	760
2021	229	419	648
2022	32	277	309
2023	21	113	134
Thereafter	435	-	435
Total lease payments	1,271	$1,855	$3,126
Less imputed interest	347
Total	924
Less: current portion of obligations under finance leases	236
Long-term portion of obligations under finance leases	$688